UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Investment Managers Semiannual Report April 30, 2010 EATON VANCESHORT TERM REAL RETURN FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Short Term Real Return Fund as of April 30, 2010
INVESTMENT UPDATE

Thomas H. Luster, CFA
Portfolio Manager

Stewart D. Taylor
Portfolio Manager
Economic and Market Conditions
•	The U.S. economy continued to strengthen in the first few months of 2010, building on the recovery that began in 2009. The economy grew at an estimated annualized rate of 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce. Growth was driven by government stimulus, increased business activity and a recovery in consumer spending. During the period, the Federal Reserve (the Fed) left short-term interest rates near zero but began unwinding various emergency programs that were designed to stabilize the financial system during the crisis.
•	Consequently, the fixed-income markets were more stable during the period. In addition to the somewhat improved economic outlook, the spread tightening (i.e., the difference in yield versus a U.S. Treasury bond with a similar maturity) in credit markets was supported by ongoing efforts from global central banks to normalize spreads and keep credit channels open. The Fed maintained a low Fed Funds rate and continued to implement a variety of measures in coordination with the U.S. Treasury in an attempt to ease the financial strain in the markets. The Fed Funds rate target stood at 0% to 0.25% as of April 30, 2010.

•	The floating-rate loan market, as measured by the S&P/LSTA Leveraged Loan Index, returned 1.46% for the month of April 2010. Performance was driven by a combination of technical and fundamental improvements, which strengthened both the supply/demand balance and the market outlook.
Management Discussion
•	Eaton Vance Short Term Real Return Fund’s (the Fund)[1] investment objective is real return (total return less the estimated cost of inflation, typically measured by the change in an official inflation measure). The Fund invests primarily in “real return” instruments, which may include inflation-indexed debt obligations of varying maturities such as Treasury Inflation Protected Securities (TIPS) and other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (CPI) or other measures of inflation. On an overall basis, the Fund intends to limit its real duration to four years or less and to maintain a weighted average credit quality of investment grade.

•	From inception on April 1, 2010 to April 30, 2010, the Fund generated a positive total return that outpaced its benchmark, the BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index (the Index).[2] The main contribution to performance was the rise in
Total Return Performance
4/1/10 – 4/30/10

Class A3	1.25%
Class C3	1.18
Class I3	1.27
BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index[2]	0.85
Lipper Treasury Inflation Protected Securities Funds Average[2]	2.25
See page 2 for more performance information.

1	The Fund seeks to achieve its objective by primarily allocating assets among one or more other registered investment companies sponsored by the Eaton Vance organization that invest in different asset classes: Floating Rate Portfolio, Inflation-Linked Securities Portfolio and Investment Portfolio (the Portfolios). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets invested in each Portfolio. The Fund may also invest directly in securities or other investments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the exposures of the Fund.

2	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. Index performance and Lipper Averages are available as of month end only and are shown from 3/31/10.

3	Returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FUND PERFORMANCE
inflation expectations, which benefited the Fund’s TIPS portfolio and CPI swaps. The Fund was also aided by its allocation to Floating Rate Portfolio.

•	While deflation remained the more immediate problem, the elements of inflation continued to build at a rapid pace. During the period, the Fund was positioned to take advantage of growing inflationary expectations that management believed could increase the attractiveness of TIPS and put upward pressure on interest rates.
Portfolio Composition
Asset Allocation1
By net assets

[1]	As a percentage of the Fund’s net assets as of 4/30/10. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-262-1122 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

Performance[2]	Class A	Class C	Class I
Share Class Symbol	EARRX	ECRRX	EIRRX

Cumulative Total Returns (at net asset value)

Life of Fund†	1.25%	1.18%	1.27%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)

Life of Fund†	-3.57%	0.18%	1.27%

†	Inception Dates — Classes A, C and I: 4/1/10

[2]	Cumulative Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable CDSC for Class C shares. If sales charges were deducted, performance would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an expense reimbursement, performance would have been lower.

Total Annual
Operating Expenses[3]	Class A	Class C	Class I

Gross Expense Ratio	1.27%	2.02%	1.02%
Net Expense Ratio	1.15%	1.90%	0.90%

[3]	Source: Prospectus dated 4/7/10, as supplemented. Net Expense Ratio reflects a contractual expense reimbursement that continues through February 28, 2012. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – April 30, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Short Term Real Return Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(4/30/10)	(4/1/10 – 4/30/10)

Actual*
Class A	$1,000.00	$1,012.50	$0.95	***
Class C	$1,000.00	$1,011.80	$1.57	***
Class I	$1,000.00	$1,012.70	$0.74	***

*  The Fund had not commenced operations on November 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period from commencement of operations on April 1, 2010 to April 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	***
Class C	$1,000.00	$1,015.40	$9.49	***
Class I	$1,000.00	$1,020.30	$4.51	***

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

***	Absent an allocation of expenses to affiliate, the expenses would be higher.

Eaton Vance Short Term Real Return Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 98.7%

Security		Value

Inflation-Linked Securities Portfolio (identified cost, $1,485,148)		$1,498,410
Floating Rate Portfolio (identified cost, $991,495)		997,011

Total Investments in Affiliated Portfolios
(identified cost $2,476,643)		$2,495,421

Short-Term Investments — 1.0%

	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(1)	$25	$24,949

Total Short-Term Investments
(identified cost $24,949)(2)		$24,949

Total Investments — 99.7%
(identified cost $2,501,592)		$2,520,370

Other Assets, Less Liabilities — 0.3%		$6,447

Net Assets — 100.0%		$2,526,817

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2010 was $3.

(2)	Cost for federal income taxes is the same.

See notes to financial statements

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in affiliated Portfolios, at value (identified cost, $2,476,643)	$2,495,421
Affiliated investment, at value (identified cost, $24,949)	24,949
Interest receivable from affiliated investment	3
Receivable for open swap contracts	5,831
Receivable from affiliate	13,525

Total assets	$2,539,729

Liabilities

Distributions payable	$4,157
Payable to affiliates:
Investment adviser fee	12
Administration fee	310
Distribution and service fees	10
Accrued expenses	8,423

Total liabilities	$12,912

Net Assets	$2,526,817

Sources of Net Assets

Paid-in capital	$2,500,000
Accumulated net realized gain	2,619
Accumulated distributions in excess of net investment income	(411)
Net unrealized appreciation	24,609

Total	$2,526,817

Class A Shares

Net Assets	$10,107
Shares Outstanding	1,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.11
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.61

Class C Shares

Net Assets	$10,107
Shares Outstanding	1,000
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.11

Class I Shares

Net Assets	$2,506,603
Shares Outstanding	248,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
April 30, 2010(1)

Investment Income

Interest allocated from Portfolios (net of foreign taxes, $3)	$5,612
Interest allocated from affiliated investment	3
Expenses allocated from Portfolios	(1,562)

Net investment income from Portfolios	$4,053

Expenses

Investment adviser fee	$12
Administration fee	310
Distribution and service fees
Class A	2
Class C	8
Custodian fee	1,200
Transfer and dividend disbursing agent fees	500
Legal and accounting services	3,250
Printing and postage	1,050
Registration fees	6,750
Miscellaneous	750

Total expenses	$13,832

Deduct —
Waiver of fees and reimbursement of expenses by affiliate	$13,525

Total expense reductions	$13,525

Net expenses	$307

Net investment income	$3,746

Realized and Unrealized Gain (Loss)

Net realized gain (loss) allocated from Portfolios —
Investment transactions	$2,039
Foreign currency transactions	580

Net realized gain	$2,619

Change in unrealized appreciation (depreciation) —
Swap contracts	$5,831
Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	18,662
Foreign currency	116

Net change in unrealized appreciation (depreciation)	$24,609

Net realized and unrealized gain	$27,228

Net increase in net assets from operations	$30,974

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

See notes to financial statements

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

For the Period Ended
Increase (Decrease)	April 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$3,746
Net realized gain from investment and foreign currency transactions	2,619
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency	24,609

Net increase in net assets from operations	$30,974

Distributions to shareholders —
From net investment income
Class A	$(15)
Class C	(9)
Class I	(4,133)

Total distributions to shareholders	$(4,157)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,000
Class C	10,000
Class I	2,480,000

Net increase in net assets from Fund share transactions	$2,500,000

Net increase in net assets	$2,526,817

Net Assets

At beginning of period	$—

At end of period	$2,526,817

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(411)

(1) For the period from the start of business, April 1, 2010, to April 30, 2010.

See notes to financial statements

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.013
Net realized and unrealized gain	0.112

Total income from operations	$0.125

Less Distributions

From net investment income	$(0.015)

Total distributions	$(0.015)

Net asset value — End of period	$10.110

Total Return(3)	1.25	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)(7)
Net investment income	1.59	%(7)
Portfolio Turnover of the Fund(8)	—(9)
Portfolio Turnover of Inflation-Linked Securities Portfolio	41	%(4)
Portfolio Turnover of Floating Rate Portfolio	4	%(4)

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The investment adviser of a Portfolio and the investment adviser and the administrator of the Fund reimbursed expenses (equal to 10.71% of average daily net assets for the period from the start of business, April 1, 2010, to April 30, 2010).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.007
Net realized and unrealized gain	0.112

Total income from operations	$0.119

Less Distributions

From net investment income	$(0.009)

Total distributions	$(0.009)

Net asset value — End of period	$10.110

Total Return(3)	1.18	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.90	%(6)(7)
Net investment income	0.84	%(7)
Portfolio Turnover of the Fund(8)	—(9)
Portfolio Turnover of Inflation-Linked Securities Portfolio	41	%(4)
Portfolio Turnover of Floating Rate Portfolio	4	%(4)

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The investment adviser of a Portfolio and the investment adviser and the administrator of the Fund reimbursed expenses (equal to 10.71% of average daily net assets for the period from the start of business, April 1, 2010, to April 30, 2010).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Short Term Real Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.015
Net realized and unrealized gain	0.112

Total income from operations	$0.127

Less Distributions

From net investment income	$(0.017)

Total distributions	$(0.017)

Net asset value — End of period	$10.110

Total Return(3)	1.27	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,507
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)(7)
Net investment income	1.81	%(7)
Portfolio Turnover of the Fund(8)	—(9)
Portfolio Turnover of Inflation-Linked Securities Portfolio	41	%(4)
Portfolio Turnover of Floating Rate Portfolio	4	%(4)

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The investment adviser of a Portfolio and the investment adviser and the administrator of the Fund reimbursed expenses (equal to 10.71% of average daily net assets for the period from the start of business, April 1, 2010, to April 30, 2010).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Short Term Real Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Short Term Real Return Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following two Portfolios managed by Eaton Vance Management (EVM) or its affiliates: Inflation-Linked Securities Portfolio and Floating Rate Portfolio, (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Inflation-Linked Securities Portfolio and Floating Rate Portfolio (99.9% and less than 0.1%, respectively, at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Inflation-Linked Securities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Floating Rate Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Inflation-Linked Securities Portfolio is discussed in Note 1A of Inflation-Linked Securities Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Additional valuation policies for Floating Rate Portfolio are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of

Eaton Vance Short Term Real Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

In addition to investing in the Portfolios, the Fund may invest directly in securities or other instruments. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Interest rate and inflation swaps, as invested directly by the Fund, are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 1, 2010 to April 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for

Eaton Vance Short Term Real Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interest Rate Swaps — In an interest rate swap, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

I  Inflation Swaps — In an inflation swap, the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

J  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the period from the start of business on April 1, 2010 to April 30, 2010, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $973 and the investment adviser fees paid by the Fund on Investable Assets amounted to $12. For the period ended April 30, 2010, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.48% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the period ended April 30, 2010, the administration fee amounted to $310.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.15%, 1.90% and 0.90% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after

Eaton Vance Short Term Real Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

February 28, 2012. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $13,525 for the period ended April 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended April 30, 2010, EVM earned less than $1 in sub-transfer agent fees. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended April 30, 2010 amounted to $2 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended April 30, 2010, the Fund paid or accrued to EVD $6 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $600.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended April 30, 2010 amounted to $2 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended April 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Investment Transactions

For the period ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Inflation-Linked Securities Portfolio	$1,487,500	$3,021
Floating Rate Portfolio	987,500	2,005

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Six Months Ended
April 30, 2010(1)
Class A	(Unaudited)

Sales	1,000

Net increase	1,000

Six Months Ended
April 30, 2010(1)
Class C	(Unaudited)

Sales	1,000

Net increase	1,000

Six Months Ended
April 30, 2010(1)
Class I	(Unaudited)

Sales	248,000

Net increase	248,000

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

Eaton Vance Short Term Real Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010, EVM owned 100% of the value of the outstanding shares of the Fund.

8   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Interest Rate Swaps

Fund
Pays/
		Receives		Annual		Net
	Notional	Floating	Floating	Fixed	Termination	Unrealized
Counterparty	Amount	Rate	Rate Index	Rate	Date	Appreciation

Barclays Bank PLC	$1,000,000	Pays	3 month USD-LIBOR-BBA	1.283%	4/8/12	$3,031

Inflation Swaps

					Net
	Notional			Termination	Unrealized
Counterparty	Amount	Fund Pays	Fund Receives	Date	Appreciation

Citibank	$1,000,000	1.52%	Return on CPI-U (NSA)	4/8/12	$2,800

CPI-U(NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At April 30, 2010, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Fund would incur due to counterparty risk was $5,831, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $3,031. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2010, was as follows:

Fair Value

Derivative	Asset Derivative	Liability Derivative

Swap contracts	$5,831(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk for the period ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income(1)

Swap contracts	$—	$5,831

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swaps outstanding during the period ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $2,000,000.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation

Eaton Vance Short Term Real Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Affiliated Portfolios	$2,495,421	$—	$—	$2,495,421
Short-Term Investments	—	24,949	—	24,949

Total Investments	$2,495,421	$24,949	$—	$2,520,370

Swap contracts	$—	$5,831	$—	$5,831

Total	$2,495,421	$30,780	$—	$2,526,201

Inflation-Linked Securities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 123.9%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/13(1)(2)	$370	$379,815
2.00%, 4/15/12(1)	769	809,219
2.00%, 7/15/14(1)	621	668,204

Total U.S. Treasury Obligations (identified cost $1,843,970)		$1,857,238

Short-Term Investments — 1.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)	$16	$16,463

Total Short-Term Investments (identified cost $16,463)		$16,463

Total Investments — 125.0% (identified cost $1,860,433)		$1,873,701

Other Assets, Less Liabilities — (25.0)%		$(374,283)

Net Assets — 100.0%		$1,499,418

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security purchased on a forward commitment basis.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from start of business, April 1, 2010, to April 30, 2010 was $3.

See notes to financial statements

Inflation-Linked Securities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $1,843,970)	$1,857,238
Affiliated investment, at value (identified cost, $16,463)	16,463
Interest receivable	4,466
Interest receivable from affiliated investment	3
Receivable from affiliate	8,601

Total assets	$1,886,771

Liabilities

Payable for investments purchased	$377,890
Payable to affiliate:
Investment adviser fee	551
Accrued expenses	8,912

Total liabilities	$387,353

Net Assets applicable to investors’ interest in Portfolio	$1,499,418

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,486,150
Net unrealized appreciation	13,268

Total	$1,499,418

Statement of Operations

For the Period Ended
April 30, 2010(1)

Investment Income

Interest	$1,610
Interest allocated from affiliated investment	3

Total investment income	$1,613

Expenses

Investment adviser fee	$551
Custodian fee	1,500
Legal and accounting services	6,600
Miscellaneous	1,051

Total expenses	$9,702

Deduct —
Allocation of expenses to affiliate	$8,601

Total expense reductions	$8,601

Net expenses	$1,101

Net investment income	$512

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$159

Net realized gain	$159

Change in unrealized appreciation (depreciation) —
Investments	$13,268

Net change in unrealized appreciation (depreciation)	$13,268

Net realized and unrealized gain	$13,427

Net increase in net assets from operations	$13,939

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

See notes to financial statements

Inflation-Linked Securities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

For the Period Ended
Increase (Decrease)	April 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$512
Net realized gain from investment transactions	159
Net change in unrealized appreciation (depreciation) from investments	13,268

Net increase in net assets from operations	$13,939

Capital transactions —
Contributions	$1,488,500
Withdrawals	(3,021)

Net increase from capital transactions	$1,485,479

Net increase in net assets	$1,499,418

Net Assets

At beginning of period	$—

At end of period	$1,499,418

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

See notes to financial statements

Inflation-Linked Securities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(2)(3)
Net investment income	0.42	%(2)
Portfolio Turnover	41	%(4)

Total Return	0.94	%(4)

Net assets, end of period (000’s omitted)	$1,499

(1)	For the period from the start of business, April 1, 2010, to April 30, 2010.

(2)	Annualized.

(3)	The investment adviser reimbursed expenses equal to 7.02% of average daily net assets for the period from the start of business, April 1, 2010, to April 30, 2010.

(4)	Not annualized.

See notes to financial statements

Inflation-Linked Securities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Inflation-Linked Securities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on April 1, 2010. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Short Term Real Return Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from April 1, 2010 to April 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

Inflation-Linked Securities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Purchase Commitments — The Portfolio may purchase fixed-income securities on a forward commitment basis with payment and delivery taking place in the future. Forward purchase commitments may be entered into with the intention of acquiring securities or for purposes of investment leverage. In such a transaction, the Portfolio is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment was made. From the time of entering into the transaction until delivery and payment is made at a later date (or until a separate agreement is entered into to sell the securities before the settlement date), the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On average daily net assets of $1 billion or more, the fee is reduced. For the period ended April 30, 2010, the investment adviser fee was 0.45% (annualized) of the Portfolio’s average daily net assets and amounted to $551. Pursuant to a voluntary expense reimbursement, BMR was allocated $8,601 for the period ended April 30, 2010.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Inflation-Linked Securities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period from the start of business, April 1, 2010, to April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$—
U.S. Government and Agency Securities	2,599,925

$2,599,925

Sales

Investments (non-U.S. Government)	$—
U.S. Government and Agency Securities	755,735

$755,735

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,860,161

Gross unrealized appreciation	$13,540
Gross unrealized depreciation	—

Net unrealized appreciation	$13,540

5   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Treasury Obligations	$—	$1,857,238	$—	$1,857,238
Short-Term Investments	—	16,463	—	16,463

Total Investments	$—	$1,873,701	$—	$1,873,701

Eaton Vance Short Term Real Return Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 15, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance Short Term Real Return Fund (the “Fund”), a series of Eaton Vance Special Investment Trust, with Eaton Vance Management (the “Adviser”) as well as the investment advisory agreement of the Inflation-Linked Securities Portfolio (the “Portfolio”), one of the portfolios in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred herein as the “Adviser”). The Board reviewed information furnished for the March 15, 2010 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund directly or indirectly through the Portfolio and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Fund and Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund and the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund and Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the advisory agreement for the Fund and for the Portfolio.

Eaton Vance Short Term Real Return Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with EVM, as well as the terms of the investment advisory agreement of the Portfolio with BMR, including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in real return instruments such as inflation-indexed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund and Portfolio by senior management. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund and the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services and the estimated expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Eaton Vance Short Term Real Return Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to share such benefits equitably.

Eaton Vance Short Term Real Return Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael A. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Inflation-Linked Securities Portfolio

OFFICERS AND TRUSTEES CONT’D

Officers Thomas H. Luster President Stewart D. Taylor Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Inflation-Linked Securities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Term Real Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Short Term Real Return Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

4596-6/10	STRRSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

Date:	June 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	June 23, 2010

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr. President

Date:	June 23, 2010